Other current payables and liabilities - Summary of Other current liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other current payables and liabilities [abstract]
Withholdings	$ 38,972	$ 21,184	$ 15,086
Value added tax withheld	208,478	207,310	208,186
Advance Received	2,515,524	746,417	576,299
Total	$ 2,762,974	$ 974,911	$ 799,571